Significant accounting policies (Details) £ in Billions	12 Months Ended
Dec. 31, 2017 GBP (£)
IFRS 9 - Financial instruments [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	IFRS 9 will be applied retrospectivelyon 1 January 2018. Opening shareholders’ equity is expected to decrease by approximately £2.2bn post tax. This impact assessment has been estimated under an interim control environment with models that continue to undergo validation. The implementation of the comprehensive end state control environment will continue as Barclays introduces business-as-usual controls throughout 2018. Barclays will not restate comparatives on initial application of IFRS 9 on 1 January 2018.
Expected decrease in accounting estimate	£ 2.2
IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	IFRS 15 – Revenue from Contracts with Customers In 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers which will replace IAS 18 Revenue and IAS 11 Construction Contracts. It applies to all contracts with customers except leases, financial instruments and insurance contracts. The standard establishes a more systematic approach for revenue measurement and recognition by introducing a five-step model governing revenue recognition. The five-step model includes 1) identifying the contract with the customer, 2) identifying each of the performance obligations included in the contract, 3) determining the amount of consideration in the contract, 4) allocating the consideration to each of the identified performance obligations and 5) recognising revenue as each performance obligation is satisfied. In April 2016, the IASB issued clarifying amendments to IFRS 15 which provide additional application guidance but did not change the underlying principles of the standard. The standard was endorsed by the EU in September 2016. Barclays will implement this standard on 1 January 2018. Barclays has elected the cumulative effect transition method with a transition adjustment calculated as of 1 January 2018 and recognised in retained earnings without restating comparative periods. There are no significant impacts from the adoption of IFRS 15 in relation to the timing of when Barclays recognises revenues or when revenue should be recognised gross as a principal or net as an agent.
IFRS 16 - Leases [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	IFRS 16 – Leases In January 2016, the IASB issued IFRS 16 Leases, which will replace IAS 17 Leases. IFRS 16 will apply to all leases with the exception of licenses of intellectual property, rights held by licensing agreement within the scope of IAS 38 Intangible Assets, service concession arrangements, leases of biological assets within the scope of IAS 41 Agriculture, and leases of minerals, oil, natural gas and similar non-regenerative resources. IFRS 16 will not result in a significant change to lessor accounting; however for lessee accounting there will no longer be a distinction between operating and finance leases. Instead lessees will be required to recognise both a right of use asset and lease liability on balance sheet for all leases. As a result Barclays will observe an increase in both assets and liabilities for transactions currently accounted for as operating leases as at 1 January 2019 (the effective date of IFRS 16). A scope exemption will apply to short term and low value leases. Current project implementation efforts are focused on preparing and sourcing information. The standard was endorsed by the EU in November 2017. Barclays will implement this standard on 1 January 2019. Barclays is currently assessing the expected impact of adopting this standard.
IFRS 17 - Insurance contracts [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	IFRS 17 – Insurance contracts In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e. life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply. The standard is effective from 1 January 2021 and has not yet been endorsed by the EU. Barclays is currently assessing the expected impact of adopting this standard.
IFRS 2 Classification and Measurement of Share-based Payment Transactions - Amendments to IFRS 2 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	IFRS 2 Classification and Measurement of Share-based Payment Transactions – Amendments to IFRS 2 The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled. The amendments are effective for annual periods beginning on or after 1 January 2018. Adoption of the amendments will not have a significant impact on Barclays.
IFRIC Interpretation 23 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	IFRIC Interpretation 23 Uncertainty over Income Tax Treatment IFRIC 23 clarifies the application of IAS 12 to accounting for income tax treatments that have yet to be accepted by tax authorities, in scenarios where it may be unclear how tax law applies to a particular transaction or circumstance, or whether a taxation authority will accept an entity’s tax treatment. The effective date is 1 January 2019. Barclays is currently assessing the impact of IFRIC 23.